FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Securities available for sale		$ 27,063	$ 22,933
Fair Value Inputs Level 1 [Member]
Securities available for sale		1,112	1,038
Fair Value Inputs Level 2 [Member]
Securities available for sale		25,201	21,145
Fair Value Inputs Level 3 [Member]
Securities available for sale		750	750
Equity Securities [Member]
Securities available for sale		1,112	1,038
US Government and Federal Agency [Member]
Securities available for sale		6,543	15,543
Government Sponsored Enterprises [Member]
Securities available for sale	[1]	18,658	5,602
Corporate Debt Securities [Member]
Securities available for sale		750	750
Recurring [Member]
Total assets		27,063	22,933
Recurring [Member] | Fair Value Inputs Level 1 [Member]
Total assets		1,112	1,038
Recurring [Member] | Fair Value Inputs Level 2 [Member]
Total assets		25,201	21,145
Recurring [Member] | Fair Value Inputs Level 3 [Member]
Total assets		750	750
Recurring [Member] | Equity Securities [Member]
Securities available for sale		1,112	1,038
Recurring [Member] | Equity Securities [Member] | Fair Value Inputs Level 1 [Member]
Securities available for sale		1,112	1,038
Recurring [Member] | US Government and Federal Agency [Member]
Securities available for sale		6,543	15,543
Recurring [Member] | US Government and Federal Agency [Member] | Fair Value Inputs Level 2 [Member]
Securities available for sale		6,543	15,543
Recurring [Member] | Government Sponsored Enterprises [Member]
Securities available for sale	[1]	18,658	5,602
Recurring [Member] | Government Sponsored Enterprises [Member] | Fair Value Inputs Level 2 [Member]
Securities available for sale	[1]	18,658	5,602
Recurring [Member] | Corporate Debt Securities [Member]
Securities available for sale		750	750
Recurring [Member] | Corporate Debt Securities [Member] | Fair Value Inputs Level 3 [Member]
Securities available for sale		$ 750	$ 750

[1]	Such as FNMA, FHLMC and FHLB